Operating profit	12 Months Ended
Jul. 31, 2021
Analysis of income and expense [abstract]
Operating profit	Operating profit
Amounts charged/(credited) in arriving at operating profit from continuing operations include:

	Notes	2021	2020	2019
		$m	$m	$m
Amortization of acquired intangible assets	11	131	114	110
Amortization of non-acquired intangible assets	11	37	29	23
Depreciation of right of use assets	12	241	233	—
Impairment of right of use assets	12	—	8	—
Depreciation of property, plant and equipment	13	130	135	126
Impairment of property, plant and equipment	13	—	4	—
Gain on disposal of businesses		—	—	(38)
Amounts included in cost of sales with respect to inventory		15,637	13,804	13,699
Staff costs	9	3,143	2,891	2,896
Operating lease rentals: land and buildings		—	—	223
Operating lease rentals: plant and machinery		—	—	78
Trade receivables impairment		(3)	10	5